Basis of Presentation and Going Concern Condition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Basis of Presentation and Going Concern Condition [Abstract]
Working capital deficit	$ 12,651,000
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	(17,518,873)	$ (7,039,604)
Operating activities of continuing operations	$ (4,580,620)	$ (4,668,458)